Decommissioning Obligations - Detailed Information about Decommissioning Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of decommissioning liabilities [abstract]
Opening carrying amount	$ 133,964	$ 104,238
Changes in estimates	13,888	26,529
Accretion of present value discount	5,810	3,197
Closing carrying amount	$ 153,662	$ 133,964